Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 - RELATED PARTY TRANSACTIONS

During 2015, a stockholder loaned the Company $1,659. The amounts were due on demand, interest free and unsecured. During 2016, the loan was paid in full.

On September 12, 2016, the Company paid $200,000 in bonuses to the Chief Executive Officer and Chief Financial Officer with whom the Company does not have employment agreements.

On October 5, 2017, two (2) members of the Board of Directors of the Company were each issued 25,000 of the Company’s common stock with a fair value of $27,272, based on recent cash sales, as compensation for services in such capacity.

On December 31, 2017, the Company issued 25,000 shares of common stock to a related party note holder for two quarterly interest payments at $1.00 per share.